Equity Method Investments in Unconsolidated Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity Method Investments in Unconsolidated Entities [Abstract]
Equity Method Investments in Unconsolidated Entities
Equity Method Investments in Unconsolidated Entities

The Company has a 49% ownership interest in Plural Industria Gráfica Ltda., formerly Plural Editora e Gráfica Ltda. ("Plural"), a commercial printer based in São Paulo, Brazil, and a 50% ownership interest in Quad/Graphics Chile S.A. ("Chile"), a commercial printer based in Santiago, Chile. The Company's ownership interest in Plural and Chile is accounted for using the equity method of accounting for all periods presented. The Company's equity loss of Plural's and Chile's operations are recorded in equity in loss of unconsolidated entities in the Company's condensed consolidated statements of operations, and is included within the International segment.

The combined condensed statements of operations for Plural and Chile for the three and nine months ended September 30, 2014 and 2013, are presented below:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Net sales	$46.1	$48.7	$142.4	$157.7
Operating loss	(1.4)	(0.7)	(7.0)	(1.4)
Net loss	(1.8)	(1.0)	(9.4)	(3.5)

Equity Method Investments in Unconsolidated Entities

The Company has a 49% ownership interest in Plural Editora e Gráfica ("Plural"), a commercial printer based in São Paulo, Brazil, and a 50% ownership interest in Quad/Graphics Chile S.A. ("Chile"), a commercial printer based in Santiago, Chile. The Company's ownership interest in Plural and Chile is accounted for using the equity method of accounting for all periods presented.

On January 1, 2013, the Company sold 100% of its ownership interest in two wholly-owned Brazilian entities (Quad/Graphics Nordeste Industria Gráfica LTDA. and Quad/Graphics São Paulo Industria Gráfica S.A.) to Plural for a purchase price of $5.5 million (recorded in receivables in the Company's consolidated balance sheet as of December 31, 2013). Quad/Graphics retained ownership of the land and building which are leased to Plural. During the year ended December 31, 2013, the Company recorded a $2.8 million gain on the sale within selling, general and administrative expenses in the Company's consolidated statements of operations. As a result of the sale to Plural, the Company no longer controls these entities (the Company now owns 49% of these entities through its ownership interest in Plural), and thus the assets and liabilities of the entities sold have been deconsolidated in accordance with GAAP. Since the sale to Plural, the Company's ownership interest in the results of operations of these entities are included in equity in earnings (loss) of unconsolidated entities in the consolidated statements of operations.

The Company's equity earnings of Plural's and Chile's operations are recorded in the line item entitled equity in earnings (loss) of unconsolidated entities in the Company's consolidated statements of operations, and is included within the International segment.

The combined condensed balance sheets for Plural and Chile at December 31, 2013 and 2012 are presented below:

	2013	2012
Current assets	$94.9	$79.4
Long-term assets	92.9	91.2
Total assets	$187.8	$170.6

Current liabilities	$75.0	$42.9
Long-term liabilities	18.1	35.5
Total liabilities	$93.1	$78.4

The combined condensed statements of operations for Plural and Chile for years ended December 31, 2013, 2012 and 2011 are presented below:

	2013	2012	2011
Net sales	$221.2	$200.8	$221.5
Operating income (loss)	(0.7)	9.0	12.6
Net earnings (loss)	(3.9)	4.2	6.0